EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data that mirrors the information in a supplement filed with the Securities and Exchange Commission on September 30, 2020 (Accession No. 0001193125-20-259312), to the Prospectus dated May 1, 2020, as supplemented, for the 1290 VT GAMCO Mergers & Acquisitions Portfolio.